PROCESSING AND SERVICING COSTS	12 Months Ended
Dec. 31, 2019
PROCESSING AND SERVICING COSTS
PROCESSING AND SERVICING COSTS

23.    PROCESSING AND SERVICING COSTS

	Year ended December 31,
	2017	2018	2019
	(HK$in thousands)
Market information and data fee	37,482	46,669	54,282
Cloud service fee	7,636	14,081	16,729
Data transmission fee	5,822	9,145	13,890
System cost	—	949	4,334
SMS service fee	1,148	1,834	1,523
Others	358	1,165	1,158
Total	52,446	73,843	91,916